Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
In accordance with IFRS 9 [member] | Net Carrying Amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 551,834
In accordance with IFRS 9 [member] | Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	252,679
In accordance with IFRS 9 [member] | Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,910
In accordance with IFRS 9 [member] | Net Carrying Amount [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,272
In accordance with IFRS 9 [member] | Net Carrying Amount [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	189,973
In Accordance With IAS 39 [member] | Net Carrying Amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 504,369
In Accordance With IAS 39 [member] | Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		236,365
In Accordance With IAS 39 [member] | Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		87,725
In Accordance With IAS 39 [member] | Net Carrying Amount [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		13,302
In Accordance With IAS 39 [member] | Net Carrying Amount [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		166,977
Impaired loans [member] | In accordance with IFRS 9 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	556,899
Impaired loans [member] | In accordance with IFRS 9 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,357
Impaired loans [member] | In accordance with IFRS 9 [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,019
Impaired loans [member] | In accordance with IFRS 9 [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,485
Impaired loans [member] | In accordance with IFRS 9 [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	191,038
Impaired loans [member] | In Accordance With IAS 39 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		508,696
Impaired loans [member] | In Accordance With IAS 39 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		236,916
Impaired loans [member] | In Accordance With IAS 39 [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		89,227
Impaired loans [member] | In Accordance With IAS 39 [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14,104
Impaired loans [member] | In Accordance With IAS 39 [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		168,449
Financial assets individually assessed for credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,065
Financial assets individually assessed for credit losses [member] | In accordance with IFRS 9 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	678
Financial assets individually assessed for credit losses [member] | In accordance with IFRS 9 [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,109
Financial assets individually assessed for credit losses [member] | In accordance with IFRS 9 [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,213
Financial assets individually assessed for credit losses [member] | In accordance with IFRS 9 [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,065
Financial assets individually assessed for credit losses [member] | In Accordance With IAS 39 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,327
Financial assets individually assessed for credit losses [member] | In Accordance With IAS 39 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		551
Financial assets individually assessed for credit losses [member] | In Accordance With IAS 39 [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,502
Financial assets individually assessed for credit losses [member] | In Accordance With IAS 39 [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		802
Financial assets individually assessed for credit losses [member] | In Accordance With IAS 39 [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 1,472